UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: March 31, 2003

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:104

Form 13F Information Table Value Total:$ 379,187,942


          31-Mar-03               TITLE                             VALUE              SHARES/  INVSTMT   VOTING
       Name of Issuer            OF CLASS           CUSIP          (x$1000)            PRN AMT  DSCRETN    AUTH
Abbott Labs                         COM               002824100             304            8070    SOLE    SOLE
Affymetrix Inc                      COM              00826T108             1316           50610    SOLE    SOLE
Agilent Technologies                COM              00846U101              159           12087    SOLE    SOLE
Alza Corp                           CNV              022615AC2              243            1650    SOLE    SOLE
American Int'l Group                COM               026874107           15488          313200    SOLE    SOLE
Amgen Inc                           COM               031162100             807           14025    SOLE    SOLE
Analog Devices Inc.                 COM               032654105           17309          629410    SOLE    SOLE
AON Corp                            COM               037389103             237           11475    SOLE    SOLE
BankAmerica Corp                    COM               066050105             449            6723    SOLE    SOLE
Bank of New York                    COM               064057102             507           24717    SOLE    SOLE
Beckman Coulter Inc.                COM               075811109           16075          472378    SOLE    SOLE
Bellsouth Corp                      COM               079860102             246           11342    SOLE    SOLE
Berkshire Hathaway Inc CL A         COM               084670108             383               6    SOLE    SOLE
Berkshire Hathaway Inc CL B         COM               084670207            1077             504    SOLE    SOLE
Biogen Inc.                         COM               090597105           18885          630326    SOLE    SOLE
Boeing Co                           COM               097023105             195            7770    SOLE    SOLE
B P Amoco PLC                       COM               055622104             574           14880    SOLE    SOLE
Bristol Myers                       COM               110122108             961           45487    SOLE    SOLE
Brown Forman Corp. CL B             COM               115637209           10888          141584    SOLE    SOLE
Cardinal Health Inc.                COM               141498108            2075           36414    SOLE    SOLE
Chubb Corp                          COM               171232101           13858          312655    SOLE    SOLE
Church & Dwight Inc                 COM               171340102             304           10000    SOLE    SOLE
Cicso Sys Inc.                      COM              17275R102              143           11035    SOLE    SOLE
Citigroup                           COM               172967101            1777           51592    SOLE    SOLE
Coca Cola Co.                       COM               191216100            1251           30906    SOLE    SOLE
Coca Cola FEMSA S A DE C            COM               191241108            1376           80300    SOLE    SOLE
Colgate Palmolive                   COM               194162103            1124           20650    SOLE    SOLE
Conexant Systems Inc                COM               207142100             126           84324    SOLE    SOLE
Dionex Corp.                        COM               254546104           12218          369905    SOLE    SOLE
Disney Walt Co Del                  COM               254687106             990           58157    SOLE    SOLE
Donnelley RR & Sons                 COM               257867101             255           13900    SOLE    SOLE
Dow Chemical                        COM               260543103            5820          210790    SOLE    SOLE
Elan Corp ADR                       COM               207142100              41           14868    SOLE    SOLE
Exxon Mobil Corp                    COM              30231G102             2247           64299    SOLE    SOLE
Filenet Corp                        COM               316869106           10455          996640    SOLE    SOLE
Fleetboston Finl Corp               COM               339030108             277           11591    SOLE    SOLE
Forest Labs Inc                     COM               345838106             762           14120    SOLE    SOLE
Gannett Inc.                        COM               364730101           10724          152269    SOLE    SOLE
General Electric                    COM               369604103            8469          332121    SOLE    SOLE
General Mills Inc.                  COM               370334104             487           10700    SOLE    SOLE
General Motors PFD                 CONV               370442733             318           14000    SOLE    SOLE
Grainger WW Inc.                    COM               384802104            7143          166505    SOLE    SOLE
Grey Global Group                   COM              39787M108            18235           29555    SOLE    SOLE
Grupo Televiso                      COM              40049J206             3733          148425    SOLE    SOLE
Halliburton Co.                     COM               406216101            4140          199722    SOLE    SOLE
Hartford Finl Svcs                  COM               416515104             328            9281    SOLE    SOLE
Hewlett Packard                     COM               428236103            3054          196374    SOLE    SOLE
Home Depot                          COM               437076102            2134           87602    SOLE    SOLE
Incyte Pharmaceuticals              COM              45337C102              449          150120    SOLE    SOLE
IBM                                 COM               459200101            5619           71642    SOLE    SOLE
Intel Corp                          COM               458140100             831           51026    SOLE    SOLE
Interpublic Group                   COM               460690100             149           16000    SOLE    SOLE
ITT Educational Services            COM              45068B109             6530          233200    SOLE    SOLE
Johnson & Johnson                   COM               478160104           42460          733709    SOLE    SOLE
Kerr McGee Corp.                    COM               492386107            5452          134250    SOLE    SOLE
Kerr McGee Corp.                   SDCV              492386AP2              875            8250    SOLE    SOLE
Liberty Media Corp New              COM               530718105             245           25150    SOLE    SOLE
Lucent Technologies Inc.            COM               549463107              25           17090    SOLE    SOLE
Matrixone Inc                       COM              57685P304              103           30582    SOLE    SOLE
Maxygen                             COM               577776107            2644          364200    SOLE    SOLE
McDonalds Corp                      COM               580135101             226           15655    SOLE    SOLE
Merck & Co.                         COM               589331107            6848          125008    SOLE    SOLE
Merrill Lynch & Co.                 COM               590188108             643           18160    SOLE    SOLE
Microsoft Corp                      COM               594918104             374           15456    SOLE    SOLE
Minn Mng & Mfg Co                   COM               604059105             251            1930    SOLE    SOLE
Mondavi Robert Corp                 COM               609200100            3957          197270    SOLE    SOLE
Morgan J. P.                        COM               616880100           14141          596413    SOLE    SOLE
Motorola Inc.                       COM               620076109             445           53870    SOLE    SOLE
Network Associates                  COM               640938106            2553          184837    SOLE    SOLE
Nortel Networks Corp                COM               656568102              93           44800    SOLE    SOLE
Pall Corp                           COM               696429307             458           22908    SOLE    SOLE
Pepsico                             COM               713448108            1202           30058    SOLE    SOLE
Pfizer Inc                          COM               717081103            1202           38578    SOLE    SOLE
Proctor & Gamble                    COM               742718109            1522           17094    SOLE    SOLE
Raytheon Company New                COM               755111507            3834          135145    SOLE    SOLE
Raytheon PFD $4.12                 CONV               755111606             436            8500    SOLE    SOLE
Rockwell Automation Inc.            COM               774347108            1868           90233    SOLE    SOLE
Rockwell Collins                    COM               774341101            1776           96682    SOLE    SOLE
Royal Dutch Pete                    COM               780257705             514           12619    SOLE    SOLE
Sara Lee Corp.                      COM               803111103             519           27732    SOLE    SOLE
SBC Communications                  COM              78387G103              592           29527    SOLE    SOLE
SBS Broadcasting S.A.               COM              L8137F102             5808          410459    SOLE    SOLE
Schering Plough Corp                COM               806605101            6383          357979    SOLE    SOLE
Schlumberger Limited                COM               806857108            4238          111501    SOLE    SOLE
Sequenom Inc                        COM               817337108             614          331865    SOLE    SOLE
Shell Trans & Trading               COM               822703609             246            6800    SOLE    SOLE
Steinway Musical Instr              COM               858495104            3288          222615    SOLE    SOLE
Stryker Corp.                       COM               863667101             892           13000    SOLE    SOLE
Swiss Helvetia Fund                 COM               870875101             186           21000    SOLE    SOLE
Systems & Computer                 SDCV              871873AB1              355            3750    SOLE    SOLE
Teradyne Inc                        COM               880770102            6233          535450    SOLE    SOLE
Tiffany & Co.                       COM               886547108           21097          843862    SOLE    SOLE
Travelelrs PPTY Corp               CONV              89420G307              302           13500    SOLE    SOLE
Tribune Co New                      COM               896047107           14327          318299    SOLE    SOLE
Tularik Ink                         COM               899165104             437           86480    SOLE    SOLE
Tyco International Inc              COM               902124106             168           13082    SOLE    SOLE
US Bancorp                          COM               902973106            2581          135961    SOLE    SOLE
Verizon Communictions               COM              92343V104              587           16610    SOLE    SOLE
Viacom Inc.                         COM               925524308             526           14416    SOLE    SOLE
Vodaphone                           COM              92857W100              250           13725    SOLE    SOLE
Wachovia Corp                       COM               929903102             583           17116    SOLE    SOLE
Williams Sonoma Inc                 COM               969904101             446           20445    SOLE    SOLE
Wrigley Wm Jr Co                    COM               982526105             209            3700    SOLE    SOLE
Wyeth Labs                          COM               983024100             632           16716    SOLE    SOLE